UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	1/31/2005

Date of reporting period:	7/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison 20/20 Focus Fund

JULY 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

September 14, 2004

We hope that you find the semiannual report for the Jennison 20/20 Focus Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Jennison 20/20 Focus Fund

Jennison 20/20 Focus Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison 20/20 Focus Fund (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Maximum sales charge is 5.50%.

Cumulative Total Returns[1] as of 7/31/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	–1.10%	16.11%	5.18%	30.43%
Class B	–1.53	15.32	1.26	24.46
Class C	–1.53	15.32	1.26	24.46
Class R	N/A	N/A	N/A	–2.61
Class Z	–1.08	16.37	6.39	32.19
S&P 500 Index[3]	–1.78	13.16	–10.72	***
Russell 1000 Index[4]	–2.16	13.03	–8.41	****
Lipper Multi-Cap Core Funds Avg.[5]	–2.85	12.43	4.63	*****

Average Annual Total Returns[1] as of 6/30/04
		One Year	Five Years	Since Inception[2]
Class A		18.62%	0.37%	4.48%
Class B		19.60	0.57	4.53
Class C		23.60	0.74	4.66
Class R		N/A	N/A	N/A
Class Z		25.79	1.75	5.71
S&P 500 Index[3]		19.10	–2.20	1.57
Russell 1000 Index[4]		19.48	–1.65	1.94
Lipper Multi-Cap Core Funds Avg.[5]		19.72	1.28	3.57

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. Class R has been in existence for less than one year, therefore no average annual returns are presented. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, Class B, Class C, and Class Z, 7/1/98; Class R, 6/14/04.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P 500 Index, Russell 1000 Index, and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

***S&P 500 Index Closest Month-End to Inception cumulative returns as of 7/31/04 are 6.18% for Class A, Class B, Class C, and Class Z. S&P 500 Index Closest Month-End to Inception cumulative returns as of 7/31/04 are –1.43% for Class R.

****Russell 1000 Index Closest Month-End to Inception cumulative returns as of 7/31/04 are 8.26% for Class A, Class B, Class C, and Class Z. Russell 1000 Index to Closest Month-End to Inception cumulative returns as of 7/31/04 are –1.77% for Class R.

*****Lipper Multi-Cap Core Funds Average Closest Month-End to Inception cumulative returns as of 7/31/04 are 18.73% for Class A, Class B, Class C, and Class Z. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception cumulative returns as of 7/31/04 are –2.11% for Class R.

Jennison 20/20 Focus Fund	3

Your Fund’s Performance (continued)

Five Largest Growth Holdings expressed as a percentage of net assets as of 7/31/04
BJ Services Co., Energy Equipment & Services	3.1%
eBay, Inc., Internet & Catalog Retail	2.5
J.P. Morgan Chase & Co., Diversified Financial Services	2.4
Caremark Rx, Inc., Healthcare Providers & Services	2.3
Gilead Sciences, Inc., Biotechnology	2.3

Holdings are subject to change.

Five Largest Value Holdings expressed as a percentage of net assets as of 7/31/04
Xerox Corp., Office Electronics	4.2%
Schlumberger Ltd., Energy Equipment & Services	4.0
Suncor Energy, Inc., Oil & Gas	3.3
Smith International, Inc., Energy Equipment & Services	3.2
Nexen, Inc., Oil & Gas	3.0

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/04
Energy Equipment & Services	10.3%
Paper & Forest Products	7.1
Healthcare Providers & Services	7.0
Oil & Gas	6.2
Industrial Conglomerates	5.2

Industry weightings are subject to change.

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Fees and Expenses

JULY 31,2004	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement

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Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R has been in existence for less than six months, therefore no expenses are presented for Class R. Class R commenced June 14, 2004.

Jennison 20/20 Focus Fund		Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period *

Class A	Actual	$1,000	$989	1.26%	$6.23
	Hypothetical	$1,000	$1,019	1.26%	$6.33

Class B	Actual	$1,000	$985	2.01%	$9.92
	Hypothetical	$1,000	$1,015	2.01%	$10.07

Class C	Actual	$1,000	$985	2.01%	$9.92
	Hypothetical	$1,000	$1,015	2.01%	$10.07

Class Z	Actual	$1,000	$989	1.01%	$4.99
	Hypothetical	$1,000	$1,020	1.01%	$5.07

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2004, and divided by the 366 days in the Fund’s current fiscal year (to reflect the six-month period).

Jennison 20/20 Focus Fund	7

This Page Intentionally Left Blank

Portfolio of Investments

as of July 31, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.5%
COMMON STOCKS

Aerospace & Defense 2.5%
282,200	Northrop Grumman Corp.(b)	$14,843,720

Biotechnology 4.0%
199,600	Genentech, Inc.(a)(b)	9,716,528
210,000	Gilead Sciences, Inc.(a)(b)	13,574,400

		23,290,928

Capital Markets 4.2%
186,000	Lehman Brothers Holdings, Inc.(b)	13,038,600
234,600	Merrill Lynch & Co., Inc.	11,664,312

		24,702,912

Communications Equipment 2.2%
625,700	Cisco Systems, Inc.(a)	13,052,102

Computers & Peripherals 2.0%
576,200	Hewlett-Packard Co.(b)	11,610,430

Consumer Finance 2.3%
267,900	American Express Co.	13,461,975

Diversified Financial Services 4.7%
375,500	J. P. Morgan Chase & Co.(b)	14,017,415
399,700	Principal Financial Group, Inc.(b)	13,585,803

		27,603,218

Electric Utilities 2.9%
427,900	TXU Corp.(b)	16,970,514

Electronic Equipment & Instruments 2.2%
545,100	Agilent Technologies, Inc.(a)	12,978,831

Energy Equipment & Services 10.3%
371,200	BJ Services Co.	18,433,792
364,500	Schlumberger, Ltd.(b)	23,444,640
322,100	Smith International, Inc.(a)(b)	18,771,988

		60,650,420

Food & Staples Retailing 2.5%
920,500	The Kroger Co.(a)	14,543,900

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	9

Portfolio of Investments

as of July 31, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Healthcare Providers & Services 7.0%
449,600	Caremark Rx, Inc.(a)	$13,712,800
228,300	CIGNA Corp.	14,156,883
131,900	WellPoint Health Networks, Inc.(a)	13,335,090

		41,204,773

Hotels, Restaurants & Leisure 2.2%
277,800	Starbucks Corp.(a)(b)	13,045,488

Industrial Conglomerates 5.2%
396,400	General Electric Co.	13,180,300
562,800	Tyco International Ltd. (Bermuda)(b)	17,446,800

		30,627,100

Insurance 4.5%
166,900	American International Group, Inc.	11,791,485
207,400	XL Capital Ltd. (Cayman Islands) (Class A)(b)	14,659,032

		26,450,517

Internet & Catalog Retail 2.5%
187,500	eBay, Inc.(a)(b)	14,686,875

Internet Software & Services 2.3%
439,800	Yahoo!, Inc.(a)(b)	13,545,840

Media 2.0%
402,100	Univision Communications, Inc. (Class A)(a)(b)	11,648,837

Multi Utilities & Unregulated Power 2.3%
380,700	Sempra Energy	13,610,025

Office Electronics 4.2%
1,780,900	Xerox Corp.(a)(b)	24,683,274

Oil & Gas 6.2%
457,100	Nexen, Inc. (Canada)	17,589,208
659,900	Suncor Energy, Inc. (Canada)	19,123,902

		36,713,110

Paper & Forest Products 7.1%
354,500	Boise Cascade Corp.	11,432,625
421,900	Georgia-Pacific Corp.	14,175,840
373,200	International Paper Co.	16,133,436

		41,741,901

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Pharmaceuticals 2.7%
360,900	Novartis AG (Switzerland) (ADR)(b)	$16,117,794

Semiconductors & Semiconductor Equipment 4.3%
548,600	Marvell Technology Group, Ltd. (Bermuda)(a)	12,738,492
584,200	Texas Instruments, Inc.	12,460,986

		25,199,478

Software 4.4%
253,600	Electronic Arts, Inc.(a)(b)	12,712,968
459,900	Microsoft Corp.	13,088,754

		25,801,722

Specialty Retail 1.8%
300,200	Bed Bath & Beyond, Inc.(a)(b)	10,624,078

	Total long-term investments (cost $517,971,684)	579,409,762

SHORT-TERM INVESTMENT 37.3%

Mutual Fund
219,678,759	Dryden Core Investment Fund - Taxable Money Market Series(c)
	(cost $219,678,759; Note 3)	219,678,759

	Total Investments 135.8% (cost $737,650,443; Note 5)	799,088,521
	Liabilities in excess of other assets (35.8%)	(210,742,790)

	Net Assets 100%	$588,345,731

(a)	Non-income producing security.
(b)	Security, or portion thereof, on loan, see Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan, see Note 4.

ADR—American Depositary Receipt.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	11

Portfolio of Investments

as of July 31, 2004 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2004 were as follows:

Mutual Fund	37.3%
Energy Equipment & Services	10.3
Paper & Forest Products	7.1
Healthcare Providers & Services	7.0
Oil & Gas	6.2
Industrial Conglomerates	5.2
Diversified Financial Services	4.7
Insurance	4.5
Software	4.4
Semiconductors & Semiconductor Equipment	4.3
Capital Markets	4.2
Office Electronics	4.2
Biotechnology	4.0
Electric Utilities	2.9
Pharmaceuticals	2.7
Aerospace & Defense	2.5
Internet & Catalog Retail	2.5
Food & Staples Retailing	2.5
Multi Utilities & Unregulated Power	2.3
Internet Software & Services	2.3
Consumer Finance	2.3
Communications Equipment	2.2
Hotels, Restaurants & Leisure	2.2
Electronic Equipment & Instruments	2.2
Media	2.0
Computers & Peripherals	2.0
Specialty Retail	1.8

135.8
Liabilities in excess of other assets	(35.8)

100.0%

See Notes to Financial Statements.

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Financial Statements

JULY 31, 2004	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Statement of Assets and Liabilities

as of July 31, 2004 (Unaudited)

Assets
Investments at value, including securities on loan of $198,276,527 (cost $737,650,443)	$799,088,521
Cash	492,544
Receivable for investments sold	1,532,143
Receivable for Fund shares sold	198,066
Dividends receivable	185,624
Prepaid expenses	425

Total assets	801,497,323

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	203,805,249
Payable for investments purchased	6,968,043
Payable for Fund shares reacquired	1,467,970
Management fee payable	381,913
Distribution fee payable	378,640
Accrued expenses	148,667
Deferred trustees’ fees	1,110

Total liabilities	213,151,592

Net Assets	$588,345,731

Net assets were comprised of:
Shares of beneficial interest, at par	$56,178
Paid-in capital in excess of par	631,344,398

631,400,576
Net investment loss	(2,453,530)
Accumulated net realized loss on investments	(102,039,393)
Net unrealized appreciation on investments	61,438,078

Net assets, July 31, 2004	$588,345,731

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($180,090,793 ÷ 16,664,635 shares of beneficial interest issued and outstanding)	$10.81
Maximum sales charge (5.50% of offering price)	0.63

Maximum offering price to public	$11.44

Class B
Net asset value, offering price and redemption price per share ($325,131,696 ÷ 31,543,379 shares of beneficial interest issued and outstanding)	$10.31

Class C
Net asset value, offering price and redemption price per share ($66,668,319 ÷ 6,467,997 shares of beneficial interest issued and outstanding)	$10.31

Class R
Net asset value, offering price and redemption price per share ($97 ÷ 9 shares of beneficial interest issued and outstanding)	$10.81

Class Z
Net asset value, offering price and redemption price per share ($16,454,826 ÷ 1,502,200 shares of beneficial interest issued and outstanding)	$10.95

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	15

Statement of Operations

Six Months Ended July 31, 2004 (Unaudited)

Net Investment Income
Income
Dividends (net of foreign withholding taxes of $45,736)	$2,902,066
Income from securities loaned, net	60,085

Total income	2,962,151

Expenses
Management fee	2,306,266
Distribution fee—Class A	231,239
Distribution fee—Class B	1,723,769
Distribution fee—Class C	349,234
Distribution fee—Class R	—
Transfer agent’s fees and expenses	577,000
Custodian’s fees and expenses	80,000
Reports to shareholders	71,000
Registration fees	27,000
Legal fees and expenses	22,000
Audit fee	8,000
Trustees’ fees	7,000
Miscellaneous	13,173

Total expenses	5,415,681

Net investment loss	(2,453,530)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	39,664,978
Foreign currency transactions	347

39,665,325

Net change in unrealized appreciation (depreciation) on investments	(45,603,457)

Net loss on investments	(5,938,132)

Net Decrease In Net Assets Resulting From Operations	$(8,391,662)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,453,530)	$(3,357,212)
Net realized gain on investments	39,665,325	34,723,532
Net change in unrealized appreciation (depreciation) on investments	(45,603,457)	145,890,125

Net increase (decrease) in net assets resulting from operations	(8,391,662)	177,256,445

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	26,447,862	54,030,421
Cost of shares reacquired	(64,122,751)	(149,266,685)

Net decrease in net assets from Fund share transactions	(37,674,889)	(95,236,264)

Total increase (decrease)	(46,066,551)	82,020,181

Net Assets
Beginning of period	634,412,282	552,392,101

End of period	$588,345,731	$634,412,282

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Jennison 20/20 Focus Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund normally invests at least 80% of its total assets in up to 40 equity-related securities of U.S. companies that are selected by the Fund’s two portfolio managers (up to 20 by each) as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Jennison 20/20 Focus Fund	18

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the fiscal year, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the sale and maturities of foreign fixed income investments, the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identicle to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized

19	Visit our website at www.jennisondryden.com

Notes to Financial Statements

Cont’d

gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Jennison 20/20 Focus Fund	20

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .75 of 1% of the Fund’s average daily net assets up to and including $1 billion and .70 of 1% of such average daily net assets in excess of $1 billion.

Each of the two Jennison portfolio managers manages approximately 50% of the Fund’s assets. In general, in order to maintain an approximately equal division of assets between the two portfolio managers, all daily cash inflows (i.e. subscriptions and reinvested distributions) and outflows (i.e. redemptions and expense items) are divided between the two portfolio managers as PI deems appropriate. In addition, periodic rebalancing of the portfolio’s assets may occur to account for market fluctuations in order to maintain an approximately equal allocation between the two portfolio managers.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75% of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended July 31, 2004, PIMS contractually agreed to limit such expenses to .25 of 1% and .50% of 1% of the average daily net assets of the Class A shares and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $97,900 in front-end sales charges resulting from sales of Class A shares during the six months ended July

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Notes to Financial Statements

Cont’d

31, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $271,000 and $3,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively, during the six months ended July 31, 2004.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the "Funds"), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million, through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA is October 29, 2004. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended July 31, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended July 31, 2004, the Fund incurred fees of approximately $433,000 for the services of PMFS. As of July 31, 2004, approximately $70,500 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $76,100 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $68,300 for the six months ended July 31, 2004. As of July 31, 2004, approximately $10,700 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Jennison 20/20 Focus Fund	22

For the six months ended July 31, 2004, Wachovia earned $5,755 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the fund’s securities lending agent. For the six months ended July 31, 2004, PIM was compensated approximately $20,000 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended July 31, 2004, the Fund earned income from the Series by investing its excess cash and collateral received from securities lending of approximately $49,200 and $60,100, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2004 aggregated $248,325,622 and $290,063,270, respectively.

As of July 31, 2004, the Fund had securities on loan with an aggregate market value of $198,276,527. The Fund received $203,805,249 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$740,350,277	$67,019,984	$8,281,740	$58,738,244

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward at January 31, 2004, of approximately $130,991,000 of which $61,683,000 expires in 2010 and $69,308,000 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

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Notes to Financial Statements

Cont’d

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Prior to March 15, 2004, Class A shares were sold with a front-end sales charge of 5%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Prior to February 2, Class C shares were sold with a front-end sales charge of 1% and a CDSC of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended July 31, 2004:
Shares sold	1,101,466	$12,093,216
Shares reacquired	(1,872,980)	(20,548,679)

Net increase (decrease) in shares outstanding before conversion	(771,514)	(8,455,463)
Shares issued upon conversion from Class B	347,137	3,824,509

Net increase (decrease) in shares outstanding	(424,377)	$(4,630,954)

Year ended January 31, 2004:
Shares sold	2,481,505	$23,429,700
Shares reacquired	(4,480,643)	(41,125,394)

Net increase (decrease) in shares outstanding before conversion	(1,999,138)	(17,695,694)
Shares issued upon conversion from Class B	739,270	6,715,937

Net increase (decrease) in shares outstanding	(1,259,868)	$(10,979,757)

Jennison 20/20 Focus Fund	24

Class B	Shares	Amount
Six months ended July 31, 2004:
Shares sold	691,108	$7,254,695
Shares reacquired	(3,191,428)	(33,456,616)

Net increase (decrease) in shares outstanding before conversion	(2,500,320)	(26,201,921)
Shares reacquired upon conversion into Class A	(363,254)	(3,824,509)

Net increase (decrease) in shares outstanding	(2,863,574)	$(30,026,430)

Year ended January 31, 2004:
Shares sold	1,927,731	$17,145,906
Shares reacquired	(7,025,884)	(61,821,879)

Net increase (decrease) in shares outstanding before conversion	(5,098,153)	(44,675,973)
Shares reacquired upon conversion into Class A	(768,747)	(6,715,937)

Net increase (decrease) in shares outstanding	(5,866,900)	$(51,391,910)

Class C
Six months ended July 31, 2004:
Shares sold	199,679	$2,094,373
Shares reacquired	(683,880)	(7,168,080)

Net increase (decrease) in shares outstanding	(484,201)	$(5,073,707)

Year ended January 31, 2004:
Shares sold	666,631	$5,932,162
Shares reacquired	(2,012,964)	(17,790,915)

Net increase (decrease) in shares outstanding	(1,346,333)	$(11,858,753)

Class R
June 14, 2004(a) through July 31, 2004:
Shares sold	9	$100
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	9	$100

Class Z
Six months ended July 31, 2004:
Shares sold	448,951	$5,005,478
Shares reacquired	(264,200)	(2,949,376)

Net increase (decrease) in shares outstanding	184,751	$2,056,102

Year ended January 31, 2004:
Shares sold	809,876	$7,522,653
Shares reacquired	(2,841,068)	(28,528,497)

Net increase (decrease) in shares outstanding	(2,031,192)	$(21,005,844)

(a)	Commencement of offering of Class R shares.

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Financial Highlights

(Unaudited)

	Class A
	Six Months Ended July 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.93

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.10)

Total from investment operations	(.12)

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$10.81

Total Return(a):	(1.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$180,091
Average net assets (000)	$186,007
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(c)	1.26	%(d)
Expenses, excluding distribution fee and service (12b-1) fees	1.01	%(d)
Net investment income (loss)	(.30	)%(d)
For Classes A, B, C, R and Z shares:
Portfolio turnover rate	41	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	During each period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	26

Class A
Year Ended January 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$8.05	$10.54	$12.06	$13.18	$11.49

(.01)	(.02)	.02	(.02)	(.01)
2.89	(2.47)	(1.25)	.24	2.30

2.88	(2.49)	(1.23)	.22	2.29

—	—	(.29)	(1.34)	(.60)

$10.93	$8.05	$10.54	$12.06	$13.18

35.78%	(23.62)%	(10.43)%	2.66%	20.07%

$186,861	$147,783	$217,075	$254,767	$270,027
$162,753	$179,093	$225,662	$265,240	$205,515

1.27%	1.31%	1.27%	1.18%	1.20%
1.02%	1.06%	1.02%	.93%	.95%
(.08)%	(.23)%	.15%	(.12)%	(.10)%

105%	62%	119%	157%	105%

See Notes to Financial Statements.

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Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended July 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.10)

Total from investment operations	(.16)

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$10.31

Total Return(a):	(1.53)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$325,132
Average net assets (000)	$346,648
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.01	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(c)
Net investment loss	(1.05	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	28

Class B
Year Ended January 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$7.77	$10.24	$11.81	$13.04	$11.46

(.07)	(.09)	(.06)	(.11)	(.10)
2.77	(2.38)	(1.22)	.22	2.28

2.70	(2.47)	(1.28)	.11	2.18

—	—	(.29)	(1.34)	(.60)

$10.47	$7.77	$10.24	$11.81	$13.04

34.75%	(24.12)%	(11.09)%	1.80%	19.16%

$360,189	$312,898	$499,275	$631,268	$729,339
$329,735	$401,217	$537,746	$677,578	$581,150

2.02%	2.06%	2.02%	1.93%	1.95%
1.02%	1.06%	1.02%	.93%	.95%
(.83)%	(.98)%	(.60)%	(.87)%	(.85)%

See Notes to Financial Statements.

29	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended July 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.47

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.10)

Total from investment operations	(.16)

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$10.31

Total Return(a):	(1.53)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$66,668
Average net assets (000)	$70,231
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.01	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(c)
Net investment loss	(1.05	)%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	30

Class C
Year Ended January 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$7.77	$10.24	$11.81	$13.04	$11.46

(.07)	(.09)	(.06)	(.11)	(.10)
2.77	(2.38)	(1.22)	.22	2.28

2.70	(2.47)	(1.28)	.11	2.18

—	—	(.29)	(1.34)	(.60)

$10.47	$7.77	$10.24	$11.81	$13.04

34.75%	(24.12)%	(11.09)%	1.80%	19.16%

$72,779	$64,473	$100,519	$123,533	$145,733
$67,488	$82,289	$106,235	$137,168	$111,039

2.02%	2.06%	2.02%	1.93%	1.95%
1.02%	1.06%	1.02%	.93%	.95%
(.83)%	(.98)%	(.60)%	(.87)%	(.84)%

See Notes to Financial Statements.

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Financial Highlights

(Unaudited) Cont’d

	Class R
	June 14, 2004(a) Through July 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.10

Income (loss) from investment operations:
Net investment income	—	(c)
Net realized and unrealized loss on investments and foreign currencies	(.29)

Total from investment operations	(.29)

Net asset value, end of period	$10.81

Total Return(b):	(2.61)%
Ratios/Supplemental Data:
Net assets, end of period	$97
Average net assets	$99
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.51	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(e)
Net investment income	.08	%(e)

(a)	Commencement of investment operations.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	During the period, the Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(e)	Annualized.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	32

Financial Highlights

(Unaudited) Cont’d

JULY 31, 2004	SEMIANNUAL REPORT

Jennison 20/20 Focus Fund

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended July 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.07

Income (loss) from investment operations:
Net investment income (loss)	(—	)(c)
Net realized and unrealized gain (loss) on investments and foreign currencies	(.12)

Total from investment operations	(.12)

Less Distributions
Distributions from net realized gains	—

Net asset value, end of period	$10.95

Total Return(a):	(1.08)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,455
Average net assets (000)	$15,498
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.01	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.01	%(d)
Net investment income (loss)	(.07	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Annualized.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	34

Class Z
Year Ended January 31,
2004(b)	2003(b)	2002(b)	2001	2000(b)

$8.13	$10.62	$12.11	$13.20	$11.49

.02	— (c)	.04	.02	.02
2.92	(2.49)	(1.24)	.23	2.29

2.94	(2.49)	(1.20)	.25	2.31

—	—	(.29)	(1.34)	(.60)

$11.07	$8.13	$10.62	$12.11	$13.20

36.16%	(23.45)%	(10.21)%	2.98%	20.25%

$14,584	$27,238	$43,290	$48,638	$68,352
$26,576	$35,371	$42,718	$61,451	$45,183

1.02%	1.06%	1.02%	.93%	.95%
1.02%	1.06%	1.02%	.93%	.95%
.18%	.02%	.40%	.13%	.16%

See Notes to Financial Statements.

35	Visit our website at www.jennisondryden.com

Additional Information

(Unaudited)

Commencing after July 31, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

Jennison 20/20 Focus Fund	36

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

TRUSTEES
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer and Secretary • Lori E. Bostrom, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance
Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

An investor should consider the investment objectives, risks, and charges and expenses of the
Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of July 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison 20/20 Focus Fund, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Jennison 20/20 Focus Fund, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison 20/20 Focus Fund
Share Class	A	B	C	R	Z
NASDAQ	PTWAX	PTWBX	PTWCX	PTWRX	PTWZX
CUSIP	476295100	476295209	476295308	476295506	476295407

MF183E2    IFS-A096285    Ed. 09/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 –Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Trustees adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Trustees is responsible for nominating trustees and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Trustee Nominees. The Nominating and Governance Committee is responsible for considering nominees for trustees at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a trustee nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at

Jennison 20/20 Focus Fund, P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund’s investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Trustees

Shareholders of the Fund can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison 20/20 Focus Fund, P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Trustee by writing to that director at Jennison 20/20 Focus Fund, P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual trustees are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ William V. Healey
William V. Healey
Chief Legal Officer

Date September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 28, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 28, 2004

*	Print the name and title of each signing officer under his or her signature.